CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		27 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
OTHER INCOME
Interest	$ 1,230	$ 44,048	$ 360,356
Gain on disposition of marketable securities	7,373	198,191	1,021,692
Gain on sale of equipment	0	361,208	1,880,140
Gain on sale of subsidiaries (Note 10)	0	0	474,577
Gain on extinguishment of debt	0	0	1,304
Foreign currency gain (loss)	1,313	3,586	(13,765)
Total OTHER INCOME	9,916	607,033	3,724,304
EXPENSES
Corporate general and administrative	2,335,743	2,704,361	12,250,227
Venezuelan operations	354,377	347,741	3,354,288
Equipment holding costs	356,532	464,305	3,592,967
Write-down of machinery and equipment	0	0	4,400,755
Corporate communications	209,969	183,220	1,356,332
Legal and accounting	101,388	87,508	1,066,215
Arbitration (Note 3)	2,687,179	335,025	15,636,185
Total EXPENSES	6,045,188	4,122,160	41,656,969
Loss before interest expense	(6,035,272)	(3,515,127)	(37,932,665)
Interest expense	(1,686,707)	(1,650,495)	(15,038,837)
Net loss for the period	$ (7,721,979)	$ (5,165,622)	$ (52,971,502)
Net loss per share, basic and diluted	$ (0.13)	$ (0.09)
Weighted average common shares outstanding	60,015,224	59,358,254